Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Liabilities and Other Liabilities

	As of December 31,
	2020	2021
Accrued liabilities and other current liabilities
VAT payable	—	128,939
Withholding tax payables due to restricted share units (Note a)	—	126,198
Salary and welfare payable	25,148	118,712
Other tax payables	874	19,128
Warranty reserve (Note b)	—	18,026
Customer refund	—	10,738
VAT received from customers related to contract liabilities	28,958	2,427
Rental deposits	4,011	2,120
Refund from depository bank – current	2,060	2,013
Others	2,292	9,093

Total	63,343	437,394

Other n on-current liabilities
Refund from depository bank – non-current	8,020	5,824

Schedule of Product Warranty Liability
Movement of provision for warranty is as follows:

For the year ended December 31, 2021
Accrued warranty—beginning of year	—
Accrual for warranties issued during the year	28,826
Warranty claims paid	(10,800)
Accrued warranty—end of year	18,026